UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, England W1S 4GA

Form 13F File Number: 028-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England            12 August 2008
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     834,045
                                            (x$1000)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 6/30/08



  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
ALCOA INC                     COM            013817101   83,806    2,352,780 SH          SOLE           NONE    2,352,780
ALCOA INC                     COM            013817101  347,295    9,750,000     CALL    SOLE           NONE       97,500
ALCOA INC                     COM            013817101   35,620    1,000,000     PUT     SOLE           NONE       10,000
ANHEUSER BUSCH COS INC        COM            035229103   30,414      489,600 SH          SOLE           NONE      489,600
CHOICEPOINT INC               COM            170388102   37,728      782,729 SH          SOLE           NONE      782,729
CLEAR CHANNEL COMMUNICATIONS  COM            184502102   68,483    1,945,550 SH          SOLE           NONE    1,945,550
ELECTRONIC DATA SYS NEW       COM            285661104   17,361      704,600 SH          SOLE           NONE      704,600
FRONTIER OIL CORP             COM            35914P105   16,068      672,000 SH          SOLE           NONE      672,000
GRACE W R & CO DEL NEW        COM            38388F108   36,462    1,552,247 SH          SOLE           NONE    1,552,247
PENN NATL GAMING INC          COM            707569109   20,363      633,360 SH          SOLE           NONE      633,360
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A       848574109   10,211      532,400 SH          SOLE           NONE      532,400
STAR BULK CARRIERS CORP       COM            Y8162K105   35,497    3,010,777 SH          SOLE           NONE    3,010,777
STATE STR CORP                COM            857477103   63,529      992,800 SH          SOLE           NONE      992,800
TESORO CORP                   COM            881609101   15,065      762,000 SH          SOLE           NONE      762,000
VALERO ENERGY CORP NEW        COM            91913Y100   16,143      392,000 SH          SOLE           NONE      392,000